Mineral Properties, Plant and Equipment - Detailed Information About In Property Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of property plant and equipment [line items]
Beginning balance	$ 2,840,499
Ending balance	3,225,213	$ 2,840,499
Cost
Disclosure of property plant and equipment [line items]
Beginning balance	3,345,810	2,794,543
Additions	596,378
Transfers	0	0
Disposals and write-downs	(6,548)	(40,165)
Change in reclamation and closure cost asset	23,185	(7,489)
Foreign currency translation	28,144	(43,256)
Ending balance	3,986,969	3,345,810
Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Additions		642,177
Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance	(505,311)	(296,624)
Additions	(261,881)	(213,964)
Disposals and write-downs	5,727	4,985
Foreign currency translation	(291)	292
Ending balance	(761,756)	(505,311)
Mineral properties
Disclosure of property plant and equipment [line items]
Beginning balance	1,774,576
Ending balance	1,760,163	1,774,576
Non-cash depreciation additions	4,500	4,100
Mineral properties | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	2,092,144	1,898,978
Additions	92,287
Transfers	414	79,081
Disposals and write-downs		(22,368)
Change in reclamation and closure cost asset	23,185	(7,439)
Foreign currency translation	9,913	(25,670)
Ending balance	2,217,943	2,092,144
Mineral properties | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Additions		169,562
Mineral properties | Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance	(317,568)	(183,002)
Additions	(140,212)	(135,062)
Disposals and write-downs		496
Ending balance	(457,780)	(317,568)
Plant and equipment
Disclosure of property plant and equipment [line items]
Beginning balance	632,788
Ending balance	667,909	632,788
Non-cash right-of-use asset additions	40,300	12,600
Plant and equipment | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	820,531	666,243
Additions	82,320
Transfers	72,993	68,016
Disposals and write-downs	(6,548)	(17,797)
Foreign currency translation	2,589	(941)
Ending balance	971,885	820,531
Plant and equipment | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Additions		105,010
Plant and equipment | Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance	(187,743)	(113,622)
Additions	(121,669)	(78,902)
Disposals and write-downs	5,727	4,489
Foreign currency translation	(291)	292
Ending balance	(303,976)	(187,743)
Construction in progress
Disclosure of property plant and equipment [line items]
Beginning balance	382,338
Ending balance	746,138	382,338
Non-cash depreciation additions	7,600	5,100
Non-cash borrowing cost additions	46,200	12,900
Construction in progress | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	382,338	177,898
Additions	421,771
Transfers	(73,407)	(147,097)
Foreign currency translation	15,436	(16,068)
Ending balance	746,138	382,338
Construction in progress | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Additions		367,605
Exploration and evaluation assets
Disclosure of property plant and equipment [line items]
Beginning balance	50,797
Ending balance	51,003	50,797
Exploration and evaluation assets | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	50,797	51,424
Change in reclamation and closure cost asset		(50)
Foreign currency translation	206	(577)
Ending balance	$ 51,003	$ 50,797